Prepayment and Other Assets (Details) - Schedule of prepayment and other assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of prepayment and other assets [Abstract]
Prepayment for outsourced production cost	$ 5,777	$ 1,052
Prepayment for co-produced TV series	21,172	17,464
Advances to vendors	23,259	4,544
Staff advance	118	15
Others	226	116
Subtotal	50,552	23,191
Less: allowance for doubtful accounts	(34)
Prepayment and other assets, net	50,518	23,191
Including:
Prepayment and other current assets, net	25,384	2,544
Prepayment and other non-current assets, net	$ 25,134	$ 20,647